Segment information (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Disclosure of operating segments	Financial information by segment
Segment assets and liabilities as of June 30, 2023:

Description	Brazil	LATAM	Crop Care	Total reportable segments	Corporate (i)	Eliminations between segments (ii)	Consolidated
Certain assets
Cash equivalents	207,744	22,003	95,585	325,332	238,962	-	564,294
Trade receivables	2,194,853	343,745	242,391	2,780,989	-	(72,449)	2,708,540
Inventories	1,547,384	202,239	151,289	1,900,912	-	(32,708)	1,868,204
Advances to suppliers	176,831	2,266	13,088	192,185	-	(66)	192,119

Total assets	5,926,380	683,894	680,294	7,290,568	449,779	(216,363)	7,523,984

Certain liabilities
Trade payables	2,304,043	309,828	46,506	2,660,377	455	(56,427)	2,604,405
Borrowings	824,869	71,562	69,045	965,475	-	-	965,475
Advances from customers	478,313	7,020	3,245	488,578	-	-	488,578

Total liabilities and equity	5,926,380	683,894	680,294	7,290,568	449,779	(216,361)	7,523,984
(i)Corporate items refer to balances and expenses with certain corporate demands not directly related to any operating segment.
(ii)Transactions between the Crop Care segment and the Brazil segment.
Statement of profit or loss data for the year ended June 30, 2023:

Description	Brazil	LATAM	Crop Care	Total reportable segments	Corporate (i)	Eliminations between segments (ii)	Consolidated

Revenue	7,829,305	1,206,341	632,819	9,668,465	-	(321,052)	9,347,413
Cost of goods sold	(6,543,315)	(1,009,721)	(351,914)	(7,904,950)	-	288,344	(7,616,606)
Sales, general and administrative expenses (iii)	(951,888)	(120,936)	(151,741)	(1,224,565)	(3,563)	-	(1,228,128)
Other operating income, net	48,135	(1,640)	1,511	48,006	(323,816)	-	(275,810)
Financial (costs) income	(525,056)	(15,371)	(48,415)	(588,842)	(28,965)	-	(617,807)
Income taxes	208,331	(22,263)	(24,932)	161,136	-	11,120	172,256

Profit (loss) for the year	65,512	36,410	57,328	159,250	(356,344)	(21,588)	(218,682)

Depreciation and amortization	(142,139)	(11,792)	(13,555)	(167,486)	-	-	(167,486)
(i)Corporate items refer to balances and expenses with certain corporate demands not directly related to any operating segment.
(ii)Sales between the Crop Care segment and the Brazil segment.
(iii)Sales, general and administrative expenses include depreciation and amortization
Segment assets and liabilities as of June 30, 2022:

Description	Brazil	LATAM	Crop Care	Total reportable segments	Eliminations between segments (i)	Combined
Certain assets
Cash equivalents	195,343	16,951	42,119	254,413	-	254,413
Trade receivables	1,379,808	324,152	170,868	1,874,828	(40,475)	1,834,353
Inventories	1,451,541	174,532	122,968	1,749,041	-	1,749,041
Advances to suppliers	354,163	1,202	30,799	386,164	(2,907)	383,257

Total assets	4,602,679	619,238	508,331	5,730,248	(44,485)	5,685,763

Certain liabilities
Trade payables	1,988,518	311,612	42,035	2,342,165	(40,465)	2,301,700
Borrowings	588,403	39,755	82,394	710,552	-	710,552
Advances from customers	318,404	164	3,502	322,070	(1,510)	320,560

Total liabilities and equity	4,602,679	619,238	508,331	5,730,248	(44,485)	5,685,763
(i)Transactions between the Crop Care segment and the Brazil segment.
Statement of profit or loss data for the year ended June 30, 2022:

Description	Brazil	LATAM	Crop Care	Total reportable segments	Eliminations between segments (i)	Combined

Revenue	6,351,223	1,166,415	332,239	7,849,877	(103,343)	7,746,534
Cost of goods sold	(5,336,991)	(975,756)	(211,633)	(6,524,380)	103,343	(6,421,037)
Sales, general and administrative expenses (ii)	(809,144)	(120,902)	(92,342)	(1,022,388)		(1,022,388)
Other operating income, net	42,608	(6,081)	20,232	56,759		56,759
Financial (costs) income	(217,277)	(9,639)	7,472	(219,444)		(219,444)
Income taxes	3,973	(20,865)	(15,770)	(32,662)		(32,662)

Profit for the year	34,392	33,172	40,198	107,762		107,762

Depreciation and amortization	(127,674)	(11,295)	(6,543)	(145,512)		(145,512)
(i)Sales between the Crop Care segment and the Brazil segment.
(ii)Sales, general and administrative expenses include depreciation and amortization
Statement of profit or loss data for year ended June 30, 2021:

Description	Brazil	LATAM	Crop Care	Total reportable segments	Eliminations between segments (i)	Combined

Revenue	4,198,570	858,837	46,850	5,104,257	(5,712)	5,098,545
Cost of goods sold	(3,653,813)	(704,738)	(9,818)	(4,368,369)	5,712	(4,362,657)
Sales, general and administrative expenses (ii)	(476,578)	(101,081)	(41,847)	(619,506)	-	(619,506)
Other operating income, net	13,363	184	2,071	15,618	-	15,618
Financial (costs) income	(68,772)	(13,524)	(3,497)	(85,793)	-	(85,793)
Income taxes	(8,412)	(15,538)	(726)	(24,676)	-	(24,676)

Profit for the year	4,358	24,140	(6,967)	21,531	-	21,531

Depreciation and amortization	(85,518)	(4,519)	(2,930)	(92,966)	-	(92,966)
(i)Sales between the Crop Care segment and the Brazil segment.
(ii)Sales, general and administrative expenses include depreciation and amortization